Intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

			December 31, 2023
	Estimated useful life	Gross carrying amount	Accumulated amortization	Impairment loss	Net carrying amount
Customer relationships	7	$7,190	$(4,142)	$(3,048)	$—
Trade name	15	7,500	(2,016)	(5,484)	—
Total intangible assets		$14,690	$(6,158)	$(8,532)	$—

The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

		December 31, 2023
	Estimated Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment Loss	Net Carrying Amount
Customer relationships	—	$7,190	$(4,142)	$(3,048)	$—
Trade name	—	7,500	(2,016)	(5,484)	—
Total intangible assets		$14,690	$(6,158)	$(8,532)	$—

		December 31, 2022
	Estimated Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,190	$(3,115)	$4,075
Trade name	15	7,500	(1,516)	5,984
Total intangible assets		$14,690	$(4,631)	$10,059

Schedule of goodwill

The change in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 is summarized as follows (in thousands):

	December 31, 2023	December 31, 2022
Beginning balance	$—	$18,614
Impairment expense	—	(18,614)
Ending balance	$—	$—